Other Non-current Liabilities	12 Months Ended
Dec. 31, 2018
Other Non-current Liabilities [abstract]
Other Non-current Liabilities

Note 20 – Other Non-current Liabilities

Other non-current liabilities are as follows:

At December 31,	2018	2017
Long-term debt – Export Development Canada (i)	$5,958	$8,344
Long-term debt – Province of Ontario (ii)	2,091	2,896
Non-current post-retirement benefit liabilities (iii)	247	330
Capital lease	33	44
Total	8,329	11,614
Less current portion of long-term debt – EDC (note 17)	(1,983)	(2,470)
Less current portion of long-term debt – Province of Ontario (note 17)	(628)	(622)
Less current portion of capital lease (note 17)	(7)	(6)
Total other non-current liabilities	$5,711	$8,516

(i)	Long-term debt – Export Development Canada (“EDC”)

In the fourth quarter of 2016, the Company entered into a loan agreement with EDC for a five-year facility of $9,000.

The loan is structured as a five-year term loan with quarterly interest payments calculated at an annual interest rate of U.S. prime plus 10%, declining to U.S. prime plus 5% to 7% if certain annual earnings before interest, taxes, depreciation and amortization thresholds are met. The loan is secured by a second charge over the assets located within Canada. Commencing March 31, 2017, the loan principal is subject to four quarterly repayments of $250 followed by 16 quarterly repayments of $500. There is an option to prepay a portion of, or the entire loan at any time, subsequent to March 31, 2017.

The amortized cost of this loan at December 31, 2018 was $5,958 (December 31, 2017 – $8,344). Total interest expense for the year ended December 31, 2018 was $1,133 (December 31, 2017 – $1,306). For the year ended December 31, 2018, accretion of deferred financing fees of $57 has been included in interest expense (December 31, 2017 – $102).

The change in carrying value of this liability was as follows:

	2018	2017
At January 1,	$8,344	$8,625
Principal repayments during the year	(2,250)	(750)
Interest payments during the year	(1,370)	(1,093)
Interest accretion during the year	1,133	1,306
Revaluation of variable rate long-term debt (note 28)	101	256
At December 31,	$5,958	$8,344

(ii)	Long-term debt – Province of Ontario

In 2011, the Company entered into a loan agreement with the Province of Ontario’s Ministry of Economic Development and Trade, Strategic Jobs and Investment Fund for funding up to C$6,000. Each draw on the loan is calculated based on 50% of eligible costs to a maximum of C$1,500 per disbursement. Eligible costs had to be incurred between October 1, 2010 and September 30, 2015.

After this five-year period, the loan bears interest at a rate of 3.67% and will require repayment at a rate of 20% per year of the outstanding balance for the five years subsequent to the sixth anniversary of the first disbursement. There is no availability remaining under this facility at December 31, 2018.

The loan is collateralized by a general security agreement covering assets of Hydrogenics Corporation. Additionally, the Corporation is required to maintain a minimum balance of cash in Canadian dollars in a Canadian financial institution at all times. The Company was in compliance with this covenant at December 31, 2018.

The change in carrying value of this liability was as follows:

	2018	2017
At January 1,	$2,896	$3,239
Principal repayments during the year	(870)	(888)
Interest payments during the year	(128)	(181)
Interest accretion during the year	416	503
Foreign currency translation	(223)	223
At December 31,	$2,091	$2,896

(iii)	Post-retirement benefit liabilities

The liability relates to defined contribution pension plans in Belgium and is payable in euros. Applicable law states that in the context of defined contribution plans, the employer must guarantee a minimum return of 3.75% on employee contributions and 3.25% on employer contributions.  The minimum guaranteed return for defined contributions plans in Belgium results in the employer being exposed to financial risk for the legal obligation to pay further contributions if the fund does not hold sufficient assets to meet the minimum guaranteed return.

The change in carrying value of this liability was as follows:

	2018	2017
At January 1,	$330	$377
Current service and net interest cost	122	153
Employer contributions in the year	(122)	(153)
Re-measurement of actuarial liability	(70)	(99)
Foreign currency translation	(13)	52
At December 31,	$247	$330

	2018	2017
Plan assets	$1,777	$1,716
Accrued benefit obligation	(2,024)	(2,046)
Net defined benefit obligation	$(247)	$(330)

The Company has estimated the post-retirement benefit liabilities of $247 at December 31, 2018, using an actuarial measurement.